Expense Example - Class A and IS Shares - Federated Hermes Michigan Intermediate Municipal Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	408	636	883	1,589	94	293	509	1,131